Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
In order to manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:

	For the year ended December
	2019	2018
	€ in thousands
Derivatives presented under current assets
Currency swap	94	-

Derivatives presented under non-current assets
Financial power swap	4,967	-
Currency swap	103	-
Forward contracts	92	-
	5,162	-

Derivatives presented under current liabilities
Currency swap	-	(192)
Swap contracts	(766)	(173)
	(766)	(365)
Derivatives presented under non-current liabilities
Forward contracts	(344)	(977)
Currency swap	-	(1,925)
Swap contracts	(6,919)	(459)
	(7,263)	(3,361)

Schedule of Forward and SWAP Contracts
The following table sets forth the details of the Company’s Forward and SWAP contracts with banking institutions:

	December 31, 2019
	Currency/	Currency/
	linkage/interest rate	Linkage/interest rate		Fair value - € in
	receivable	Payable	Date of expiration	thousand

Euro 17.6 million interest swap transaction for a period of 18 years, semi-annually.	Euribor 6 months	Fixed 1%	December 20, 2037	(907)
The principal of the interest rate swap transaction is based on a pre-determined sculptured repayment schedule in the maximum amount of Euro 131 million for a period of 12 years, semi-annually.	Euribor 6 months	Fixed 0.9412%	September 30, 2031	(6,778)
Forward Euro/USD contracts with an aggregate Euro denominated principal of Euro 18 million.	weighted average rate of approximately 1.18		November 2021	(252)
NIS 83.2 million currency swap transaction Euro/NIS for a period of 7 years, semi-annually.	NIS	Euro	June 2024	197
Financial power swap- Electricity price swap fixed for float	Electricity price in Spain	Fixed price	September 30, 2030	4,967

Schedule of Contractual Maturities of Financial Liabilities
The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:
	December 31, 2019
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	93,320	100,415	5,075	9,041	19,154	67,145

Debentures	71,584	78,235	28,718	8,615	33,899	7,003

Lease liabilities	15,627	25,859	462	806	2,417	22,174

Trade payables and other accounts payable	2,928	2,928	2,928	-	-	-
	183,459	207,437	37,183	18,462	55,470	96,322

Derivative finance liabilities

Forward contracts	252	252	-	252	-	-

Swap contracts	7,685	7,685	766	2,682	2,172	2,065
	7,937	7,937	766	2,934	2,172	2,065

	December 31, 2018
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	66,092	71,826	7,350	7,805	22,501	34,170

Debentures	51,343	58,667	11,029	10,656	31,133	5,849

Trade payables and other accounts payable	4,819	4,819	4,819	-	-	-

	122,254	135,312	23,198	18,461	53,634	40,019

Derivative finance liabilities

Forward contracts	977	977	-	-	977	-

Currency swap	2,117	2,117	192	622	947	356

Swap contracts	632	632	173	263	155	41

	3,726	3,726	365	885	2,079	397

Schedule of Company's Exposure to Linkage and Foreign Currency Risk
The Company's exposure to linkage and foreign currency risk except in respect of derivatives (see hereunder) was as follow:

	December 31, 2019
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	23,385	1,517	19,607	44,509
Marketable securities	-	-	2,242	-	2,242
Short term deposits	-	6,446	-	-	6,446
Restricted cash	-	22,162	-	-	22,162
Asset from concession project	-	1,463	-	-	1,463
Financial asset short-term	-	1,418	-	-	1,418
Trade and other receivables	304	1,199	396	2,983	4,882
Non-current assets:
Investments in equity
accounted investees	26,131	7,430	-	-	33,561
Advances on account of
investments in process	883	-	-	-	883
Asset from concession project	-	27,122	-	-	27,122
Fixed assets	114,389	-	-	-	114,389
Right of use asset	-	1,585	-	13,816	15,401
Concession intangible asset	5,042	-	-	-	5,042
Restricted cash long-term	-	5,639	-	5,317	10,956
Deferred tax	2,285	-	-	-	2,285
Other assets	12,218	31	-	-	12,249
Derivatives	-	-	-	5,162	5,162
Current liabilities:
Loans and borrowings	-	(1,669)	-	(2,469)	(4,138)
Short-term debentures	-	(26,773)	-	-	(26,773)
Trade payables	-	(266)	-	(1,499)	(1,765)
Accrued expenses and
other payables	-	(3,519)	-	(1,491)	(5,010)
Non-current liabilities:
Lease liability	-	(1,529)	-	(13,873)	(15,402)
Long-term loans	-	(19,409)	-	(69,773)	(89,182)
Long-term debentures	-	(44,811)	-	-	(44,811)
Deferred tax	(6,467)	-	-	-	(6,467)
Derivatives	-	-	-	(7,263)	(7,263)
Other long-term liabilities	-	(28)	-	(1,767)	(1,795)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	154,785	(124)	4,155	(51,250)	107,566

(*) including items linked to CPI

	December 31, 2018
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	287	937	35,658	36,882
Marketable securities	-	-	2,132	-	2,132
Restricted cash short-term and
restricted marketable securities	-	-	-	1,315	**1,315
Asset from concession project	-	1,292	-	-	1,292
Financial asset short-term	-	1,282	-	-	1,282
Trade and other receivables	1,279	780	531	10,033	12,623
Non-current assets:
Investments in equity
accounted investees	21,175	6,571	-	-	27,746
Advances on account of
investments in process	798	-	-	-	798
Asset from concession project	-	25,710	-	-	25,710
Fixed assets	87,220	-	-	-	87,220
Concession intangible asset	4,882	-	-	-	4,882
Restricted cash long-term	-	4,992	267	141	**5,400
Deferred tax	2,423	-	-	-	2,423
Other assets	1,055	-	-	400	1,455
Current liabilities:
Loans and borrowings	-	(1,622)	-	(4,242)	(5,864)
Short-term debentures	-	(8,758)	-	-	(8,758)
Trade payables	-	(24)	-	(2,102)	(2,126)
Accrued expenses and
other payables	-	(1,116)	-	(1,987)	(3,103)
Non-current liabilities:
Long-term loans	-	(18,314)	-	(41,914)	(60,228)
Long-term debentures	-	(42,585)	-	-	(42,585)
Deferred tax	(6,219)	-	-	-	(6,219)
Other long-term liabilities	-	(19)	-	(5,301)	(5,320)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	112,613	(31,524)	3,867	(7,999)	76,957

(*) including items linked to CPI
(**) Reclassified, see Note 2 E

Schedule of Significant Exchange Rates
Information regarding significant exchange rates:

	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2019	(2)	1.122	(9.6)	3.878
1 Euro in 2018	(4.4)	1.145	3.3	4.292

Schedule of Sensitivity Analysis
The analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2019
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	185	(185)
5% in NIS	412	(412)

	December 31, 2018
	Increase	Increase
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	169	(169)
5% in NIS	(367)	367

Schedule of Change in Interest Rate
A change in interest rate would have increased (decreased) profit or loss by the amounts shown below:

	December 31,
	2019	2018
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	580	1,012
Increase of 3%	1,701	2,604
Decrease of 1%	(542)	(581)
Decrease of 3%	(1,663)	(2,172)

Schedule of Statement of Fair value of Other Financial Liabilities
The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2019
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	71,584	73,211	-	-
Loans from banks and others (including current maturities)	93,320	-	94,677	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel

	164,904	73,211	94,677	-

	December 31, 2018
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	51,343	49,190	-	-
Loans from banks and others (including current maturities)	66,092	-	66,233	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, Discount rate of Euribor+ 1.85%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel

	117,435	49,190	66,233	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

December 31
2019	2018
%
Non-current liabilities:
Loans from banks	Euribor+ 2.53%	Euribor+ 2.53%
Loans from banks	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks	-	Euribor+ 1.85%
Loans from banks	fix rate for 5 years 2.9% - 3.1%	fix rate for 5 years 2.9% - 3.1%

Schedule of Fair Values Hierarchy

	December 31, 2019
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6B)	-	-	1,418	1,418
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	2,242	-	2,242	Market price
Forward contracts	-	(252)	-	(252)
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(7,685)	-	(7,685)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	197	-	197
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	10,595	10,595
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	4,967	4,967
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

	December 31, 2018
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6B)	-	-	1,282	1,282
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	2,132	-	2,132	Market price
Forward contracts	-	(977)	-	(977)
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(632)	-	(632)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	(2,117)	-	(2,117)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	9,189	9,189
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Schedule of Reconciliation Financial Instruments Carried at Fair Value
The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Income receivable in connection with the A.R.Z. electricity pumped storage project

€ in thousands
Balance as at December 31, 2018	1,282

Foreign Currency translation adjustments	136

Balance as at December 31, 2019	1,418

Financial assets
Dori Energy loan
€ in thousands

Balance as at December 31, 2018	9,189

Total income recognized in profit or loss	413
Foreign Currency translation adjustments	993

Balance as at December 31, 2019	10,595

Financial assets
Financial power swap
€ in thousands

Balance as at December 31, 2018	-

Total income is recognized in other comprehensive income	4,967

Balance as at December 31, 2019	4,967